11/98 48071
Prospectus Supplement
dated November 9, 1998 to:
PUTNAM DIVERSIFIED INCOME TRUST (THE "FUND")
Prospectuses dated January 30, 1998

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The  following  officers  of Putnam Investment  Management,  Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                   Business experience
                     Year          (at least 5 years)
                    -----          -------------------------

D.  William  Kohli 1994            Employed as an investment professional
Managing Director                  by Putnam Management
                                   since 1994. Prior to
                                   September, 1994, Mr. Kohli was
                                   Executive  Vice President  and
                                   Co-Director of Global Bond
                                   Management.

Michael  Martino       1994        Employed as an investment professional
Managing Director                  by Putnam Management
                                   since 1994.  Prior to January,
                                   1994, Mr. Martino was
                                   Executive  Vice President  and
                                   Chief  Investment  Officer  of
                                   Back Bay Advisors.

David  L.  Waldman      1998       Employed as an investment professional
Managing Director                  by Putnam Management
                                   since  1997.   Prior  to  June
                                   1997, Mr. Waldman was a Senior
                                   Portfolio  Manager  at  Lazard
                                   Freres.  Prior to April  1995,
                                   he   held  various  titles  at
                                   Goldman    Sachs,    including
                                   Analyst,  Associate, Portfolio
                                   Manager and Vice President.

Jeffrey  A.  Kaufman   1998        Employed as an investment professional
Senior Vice President              by Putnam Management
                                   since  1998.  Prior to  August
                                   1998,  Mr. Kaufman was a  Vice
                                   President  at  MFS  Investment
                                   Management.   Prior  to  March
                                   1994,   he   was  an  Emerging
                                   Markets Research Consultant at
                                   Salomon Brothers.

Kenneth  J.  Taubes    1997        Employed as an investment professional
Senior Vice President              by Putnam Management since 1991.